Convertible Notes Payable, Net	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable, Net [Abstract]
CONVERTIBLE NOTES PAYABLE, NET

NOTE 9 – CONVERTIBLE NOTES PAYABLE, NET

The Company’s convertible notes payable consisted of the following:

	Year ended
	December 31
	2025	2024
August 2024 Note	-	515
December 2024 Note	-	500
	-	1,015
Less: debt issuance costs	-	(309)
Convertible notes payable, net	-	706

August 2024 Note:

In August 2024, the Company issued a senior unsecured promissory note (the “August 2024 Note”) in the principal amount of $515 to a new lender in consideration of cash proceeds in the amount of $412. The August 2024 Note bears interest of 12.0% per annum and is due and payable six months after issuance. The lender shall have the right to convert the principal and interest payable under the August 2024 Note into shares of common stock of the Company. In addition, the Company issued the lender a stock purchase warrant (the “August 2024 Warrant”) to acquire 175,000 shares of common stock at a per share price of $2.00 for a term of five years that may be exercised for cash. The number of shares and exercise prices for the August 2024 Note and August 2024 Warrant reflect the October 2024 reverse stock split.

The August 2024 Warrant was determined to be an equity classified warrant and fair value was calculated as $447 using the Black-Scholes option-pricing model with the following assumptions: volatility of 183.31%, risk-free rate of 3.84%, annual dividend yield of 0.0% and expected life of five years. The Company recorded a total debt discount of $342,314 related to the original issue discount and August 2024 Warrant, which will be amortized over the term of the August 2024 Note. The principal amount of the August 2024 Note was allocated to the August 2024 Note and the August 2024 Warrant in the amount of $276 and $239, respectively. The amount allocated to the original issue discount and the August 2024 Warrant were recorded as a discount on the August 2024 Note, which will be amortized to interest expense using the effective interest rate method over the term of the August 2024 Note.

In June 2025, the lender sold August 2024 Note and the August 2024 Warrant to an unaffiliated third party. In August 2025, the Company entered into a settlement agreement with the new holder (the “Holder”) of the August 2024 Note and August 2024 Warrant. Pursuant to the terms of the settlement agreement, the Holder agreed to waive all events of default in relation to the August 2024 Note. Additionally, the Holder agreed to convert the August 2024 Note into 243,155 shares of common stock based on the post-reverse stock split conversion price of $2.50 per share. In consideration of such waiver and conversion, the Company agreed to issue to the Holder a pre-funded warrant to purchase 1,702,088 shares of the Company’s common stock. The Company determined the fair value of the pre-funded warrants a $7,080 based on the share price at the date of the agreement. Such warrants were exercised into 1,702,088 common stock in October 2025.

Furthermore, on August 11, 2025, the Company agreed to exchange the August 2024 Warrant for a new warrant (the “Exchange Warrant”) in form and substance similar to the August 2024 Warrant, provided that such Exchange Warrant permitted the Holder to exercise such Exchange Warrant on a cashless basis. The Holder then exercised the Exchange Warrant on a cashless basis, resulting in an issuance of 123,860 shares of the Company’s common stock.

December 2024 Note:

On December 3, 2024, the Company issued a convertible promissory note (the “December 2024 Note”) in the principal amount of $500 to a lender, in consideration of cash proceeds in the amount of $450 after an original issue discount of $25 and issuance costs of $25 in connection with the standby equity purchase agreement executed with the lender (the “SEPA”). The December 2024 Note matures on December 3, 2025. The SEPA was subsequently terminated in December 2024. The December 2024 Note has the following features:

The note bears interest at 10% per annum (18% upon an event of default) and matured on December 3, 2025. The note was issued in connection with a standby equity purchase agreement, which was terminated in December 2024.

The note was convertible at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lower of (i) $2.00 per share or (ii) 90% of the lowest daily VWAP during the ten consecutive trading days preceding conversion, subject to a floor price of $0.33. Conversions were subject to a 4.99% beneficial ownership limitation (the “Exchange Cap”), unless stockholder approval was obtained.

Upon the occurrence of specified events, including certain price-based triggers, exchange cap limitations, or registration-related events (each, an “Amortization Event”), the Company was required to make monthly payments of $150,000 plus a 10% premium and accrued interest. The note was also subject to optional redemption by the Company at a premium.

Certain embedded features, including redemption and default provisions, were required to be bifurcated and presented as derivative liabilities at fair value according to ASC 815. The embedded derivatives were initially recorded at fair value of $223 and are remeasured at fair value at each reporting date, with changes recognized in earnings. As of December 31,2024, the fair value of the embedded derivatives was $848.

During May and June 2025, the holder converted the entire balance of the note into 260,300 shares of common stock. Upon conversion, the embedded derivative liabilities were remeasured to fair value, which was $260. As a result, the Company recorded $588 as Change in fair value - convertible note embedded derivative.